BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Schedule of Variable Interest Entities [Table Text Block]
	October 31, 2016	July 31, 2016
	(Unaudited)
Total assets	$15,097,447	$16,566,891
Total liabilities	7,070,701	7,944,737
	For the three	For the three
	months	months
	Ended	ended
	October 31, 2016	October 31, 2015
	(Unaudited)	(Unaudited)
Net loss	$427,653	$125,656

			July 31,
	July 31, 2016	July 31, 2015	2014
Total assets	$16,566,891	$20,948,502	$26,927,076
Total liabilities	7,944,737	11,457,633	17,610,720
	For the year	For the year	year
	ended	ended	ended
	July 31,	July 31,	July 31,
	2016	2015	2014

Net income (loss)	$(263,796)	$165,029	$(455,727)

Schedule of Useful Lives of Property, Plant and Equipment [Table Text Block]
Classification	Estimated useful life
Machinery equipment	5 - 10 years
Computer and office equipment	3 years
Vehicle	5 years
Property under capital lease	20 years

Classification	Estimated useful life
Machinery equipment	5 - 10 years
Computer and office equipment	3 years
Vehicle	5 years
Property under capital lease	20 years